UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Short-Intermediate
Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2005, through September 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Monica S.Wieboldt.

Although yields of longer-term municipal bonds recently have begun to creep upward, they remained relatively low over the past six months even as short-term interest rates rose steadily. Moderate economic growth, low inflation expectations among U.S. investors and robust investor demand appear to have supported the tax-exempt bond market, offsetting concerns related to greater new issuance volume, soaring energy prices and the Federal Reserve Board’s gradual move toward a less accommodative monetary policy.

Recent events — including sharply higher gasoline and energy prices, and Hurricane Katrina — have added a degree of uncertainty to the economic outlook, which could buoy investor sentiment in the bond market. Conversely, high energy and commodity prices could lead to greater inflation concerns, which may discourage some fixed-income investors. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager How did Dreyfus Premier Short-Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended September 30, 2005, the fund produced total returns of 1.13% for Class A shares, 0.80% for Class B shares, 1.19% for Class D shares and 1.12% for Class P shares.1 In comparison, the Lehman Brothers 3-Year Municipal Bond Index (the “Index”), the fund’s benchmark, provided a total return of 1.35% for the reporting period.2 In addition, the average total return for all funds reported in the Lipper Short Intermediate Municipal Debt Funds category was 1.12% .3

Even as short-term interest rates rose and the yield curve flattened, the fund returned positive results in line with its Lipper category average. The difference between the fund’s and the benchmark’s returns was relatively small considering that the Index bears no expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on

T h e F u n d 3

DISCUSSION OF FUND PERFORMANCE (continued)

bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund was affected by changing investor expectations for economic growth and inflation. When the reporting period began, the Federal Reserve Board (the “Fed”) already had become more concerned about inflation due, in part, to soaring energy prices. Consequently, the Fed continued to raise short-term interest rates, driving the overnight federal funds rate from 2.75% to 3.75% by the reporting period’s end.

Contrary to historical norms, however, longer-term bond yields fell slightly during the reporting period, as their prices were supported by low inflation and robust investor demand for U.S. fixed-income securities. As a result, yield differences between shorter- and longer-term bonds narrowed, producing better performance at the long end of the maturity spectrum.

The fund also was influenced by an improving credit environment for most states and municipalities, which enjoyed higher levels of private-sector employment and personal income, helping to support tax revenues and economic growth during the reporting period.Although the national supply of newly issued bonds remained high as issuers took advantage of relatively low borrowing costs, investor demand was strong in the growing economy. As short-term yields rose, investors saw the opportunity to capture higher levels of income without incurring the risks associated with longer-term securities.

4

Because of the narrow yield differences among bonds in the short- to intermediate-term maturity range, we saw little reason to increase the fund’s holdings of longer-term securities. Accordingly, we focused on shorter-term securities, setting the fund’s average duration in a range that we considered to be shorter than that of the Index. In addition, the fund benefited from the positive performance demonstrated by higher yielding securities, such as bonds that are backed by the states’ settlements with U.S. tobacco companies.

What is the fund’s current strategy?

In our view, the current market environment suggests that the Fed will continue to raise short-term interest rates through year-end. Yield differences among municipal securities with maturities between one and five years, the range in which the fund invests, remain narrow, and we do not yet see the benefit of extending the fund’s weighted average maturity. Accordingly, until there are signs that an end to the Fed’s credit tightening campaign is in sight, we intend to maintain the fund’s generally defensive investment posture.

October 17, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

T h e F u n d 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Short-Intermediate Municipal Bond Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005
	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.49	$ 8.56	$ 3.83	$ 4.64
Ending value (after expenses)	$1,011.30	$1,008.00	$1,011.90	$1,011.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005
	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.51	$ 8.59	$ 3.85	$ 4.66
Ending value (after expenses)	$1,020.61	$1,016.55	$1,021.26	$1,020.46

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.70% for Class B, .76% for
Class D and .92% for Class P; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT	OF INVESTMENTS
September 30, 2005	(Unaudited)

		Principal
Long-Term Municipal Investments—98.9%		Amount ($)	Value ($)

Alabama—1.2%
Jefferson County, Limited Obligation
School Warrants:
5%, 1/1/2007		1,500,000	1,530,780
5%, 1/1/2008		1,000,000	1,033,710
Arkansas—1.0%
Arkansas Student Loan Authority, Revenue
(Student Loan) 5.35%, 6/1/2009		2,000,000	2,061,360
California—6.1%
California Department of Water Resources,
Power Supply Revenue
5.25%, 5/1/2007 (Insured; MBIA)		2,500,000	2,592,650
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente):
4.35%, 3/1/2007		4,110,000	4,173,376
3.875%, 4/1/2010		5,000,000	5,027,750
San Diego County, COP
(Burnham Institute) 5.15%, 9/1/2006		200,000	202,276
Truckee-Donner Public Utility District, COP
4%, 1/1/2007 (Insured; ACA)		1,000,000	1,008,170
Colorado—1.4%
Countrydale Metropolitan District
3.50%, 12/1/2007 (LOC; Compass Bank)		3,000,000	2,996,100
Connecticut—.5%
Greenwich Housing Authority, MFHR (Greenwich Close):
5.95%, 9/1/2006		310,000	314,452
6.05%, 9/1/2007		330,000	339,382
Mohegan Tribe of Indians of Connecticut
Gaming Authority, Priority Distribution Payment,
Public Improvement 5%, 1/1/2008		300,000	309,375
Florida—3.2%
Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital Project)
4%, 10/1/2006		1,640,000	1,652,202
Lee County Industrial Development Authority,
Healthcare Facilities Revenue
(Cypress Cove at Healthpack Florida, Inc. Project)
4.75%, 10/1/2008		3,000,000	3,002,100
Tampa, Revenue
(Health System-Catholic Health)
5%, 11/15/2009 (Insured; MBIA)		1,000,000	1,061,450

T h e F u n d 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Florida (continued)
West Orange Healthcare District, Revenue
5.30%, 2/1/2007	1,155,000	1,185,169
Georgia—3.7%
Development Authority of the City of
Milledgeville and Baldwin County, Revenue
(Georgia College and State University
Foundation Property III, LLC
Student Housing System Project):
5%, 9/1/2007	640,000	656,301
5%, 9/1/2008	835,000	863,423
5%, 9/1/2009	1,045,000	1,087,030
Municipal Electric Authority of Georgia
(Project One Subordinated)
5%, 1/1/2009 (Insured; AMBAC)	5,000,000	5,255,950
Hawaii—.4%
Kuakini, Health System Special Purpose Revenue
5%, 7/1/2007	845,000	857,185
Illinois—3.9%
Alton, Hospital Facility Revenue
(Saint Anthonys Health Center)
5.875%, 9/1/2006	425,000	426,827
Chicago Housing Authority, Capital Program Revenue
5%, 7/1/2006	4,000,000	4,052,800
Illinois Development Finance Authority, SWDR
(Waste Management Inc. Project)
5.05%, 1/1/2010	2,000,000	2,087,620
Northern Illinois University, Revenues
(Auxilary Facilities System)
Zero Coupon, 4/1/2006 (Insured; FGIC)	1,865,000	1,839,282
Indiana—3.5%
Indiana Development Finance Authority, SWDR
(Waste Management Inc. Project)
2.70%, 10/1/2005	1,000,000	1,000,000
Indiana Health Facility Financing Authority, Revenue
(Ascension Health Subordinate Credit Group)
5%, 5/1/2009	2,500,000	2,631,300
Purdue University, University Revenues
(Purdue University Student Facilities System)
5%, 7/1/2006	3,755,000	3,813,278

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Iowa—3.0%
Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure) 4%, 7/1/2006	2,560,000	2,576,998
Coralville, GO Annual Appropriation,
Corporate Purpose
5%, 6/1/2007	1,000,000	1,023,990
Eddyville, PCR (Cargill Inc. Project)
5.40%, 10/1/2006	2,760,000	2,821,520
Kansas—1.9%
Burlington, EIR (Kansas City Power and Light):
4.75%, Series A, 10/1/2007	1,000,000	1,023,920
4.75%, Series B, 10/1/2007	2,000,000	2,047,840
4.75%, Series D, 10/1/2007	1,000,000	1,023,920
Kentucky—.9%
Northern Kentucky Water District, Revenue, BAN
3.25%, 5/1/2007	2,000,000	1,995,360
Louisiana—1.4%
Calcasieu Parish Industrial Development Board, PCR
(Occidental Petroleum Project)
4.80%, 12/1/2006	3,000,000	3,037,380
Maine—1.1%
Maine Educational Loan Marketing Corp.,
Subordinate Loan Revenue
6.50%, 11/1/2009	2,195,000	2,310,237
Massachusetts—.7%
Massachusetts Health and Educational Facilities
Authority, Revenue
(Partners Healthcare System)
5%, 7/1/2008	1,500,000	1,569,720
Michigan—5.2%
Michigan Hospital Finance Authority
(Sparrow Obligation Group):
5%, 11/15/2005	1,250,000	1,253,000
5%, 11/15/2006	1,500,000	1,530,375
5.25%, 11/15/2008	3,000,000	3,158,550
University of Michigan,
University Revenues (Hospital)
5%, 12/1/2006	5,100,000	5,216,892

T h e F u n d 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Mississippi—1.5%
Mississippi (Gaming Counties
Highway Improvements Project)
5%, 10/1/2008 (Insured; AMBAC)	3,000,000	3,152,130
Missouri—.9%
Saint Louis Industrial Development Authority,
MFHR (Vaughn Elderly Apartments Project)
4%, 12/20/2006	2,000,000	1,997,200
Nebraska—1.5%
University of Nebraska, University Revenues
(Lincoln Memorial Stadium)
5%, 11/1/2007	3,035,000	3,144,746
New Hampshire—2.0%
New Hampshire Business Finance Authority,
PCR (United Illuminating)
3.50%, 2/1/2009	4,360,000	4,295,036
New Jersey—3.2%
New Jersey Economic Development
Authority, Revenue:
Cigarette Tax
5%, 6/15/2008	2,750,000	2,853,757
First Mortgage
(Cadbury Corp. Project)
4.65%, 7/1/2006 (Insured; ACA)	1,565,000	1,570,274
Union County Utilities Authority,
Solid Waste Revenue
Senior Lease (Ogden Martin)
5.50%, 6/1/2008 (Insured; AMBAC)	2,240,000	2,361,587
New Mexico—.9%
Jicarilla Apache Nation, Revenue
4%, 9/1/2008	765,000	774,494
New Mexico Financing Authority, Revenue
(Public Project Revolving Fund)
4%, 6/1/2007 (Insured; AMBAC)	1,145,000	1,163,503
New York—10.3%
Dutchess County Industrial Development Agency,
IDR (IBM Project)
5.45%, 12/1/2009	2,000,000	2,149,100

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New York (continued)
New York State Dormitory Authority:
(City University System Consolidated
Fifth General Resolution Revenue)
5.25%, 1/1/2009	2,000,000	2,115,760
(Lenox Hill Hospital Obligation Group)
5.25%, 7/1/2008	1,250,000	1,297,375
LR (Court Facilities Lease-New York City Issue)
5%, 5/15/2007	3,500,000	3,611,230
(South Nassau Communities Hospital)
5.25%, 7/1/2009	945,000	997,013
New York State Urban Development Corp.,
Correctional and Youth Facilities,
Service Contract Revenue
(Empire State Development Corp.)
5.25%, 1/1/2009	2,000,000	2,113,360
Port Authority of New York and New Jersey,
Special Obligation Revenue,
(Special Project—JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,000,000	2,160,100
Tobacco Settlement Financing Corp. of New York,
Revenue Asset Backed:
5%, 6/1/2006	1,200,000	1,215,456
4%, 6/1/2007	4,275,000	4,334,551
5%, 6/1/2007	2,000,000	2,061,780
North Carolina—1.7%
Durham, COP
4%, 6/1/2008	2,000,000	2,041,680
North Carolina Medical Care Commission
Retirement Facilities, Revenue, First Mortgage
(Cypress Glen)
3.80%, 10/1/2007	1,500,000	1,490,295
Ohio—2.7%
Hamilton County Local District, Cooling Facilities
Revenue (Trigen Cinergy)
4.60%, 6/1/2009	2,000,000	2,013,980
Lorain County, HR, Improvement
(Catholic Healthcare)
5.25%, 10/1/2007	3,515,000	3,651,277

T h e F u n d 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Oklahoma—4.5%
Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%, 6/1/2006	1,000,000	1,006,960
(Oklahoma State System Higher Education)
3%, 12/1/2008 (Insured; MBIA)	1,000,000	995,120
Tulsa County, Combined Purpose:
Independent School District Number 1
Zero Coupon, 8/1/2007 (Insured; MBIA)	2,000,000	1,891,640
Independent School District Number 5:
4%, 7/1/2006	1,125,000	1,134,743
4%, 7/1/2007	1,125,000	1,144,316
4%, 7/1/2008	1,160,000	1,186,529
Tulsa's Port of Catoosa Facilities Authority,
IDR (Cargill, Inc. Project)
5.35%, 9/1/2006	2,100,000	2,142,357
Pennsylvania—5.8%
Allegheny County, Airport Revenue
(Pittsburgh International Airport)
5.75%, 1/1/2006 (Insured; MBIA)	2,000,000	2,013,000
Allegheny County Industrial Development
Authority, Revenue (Western Pennsylvania
School for Blind Children)
2.75%, 7/1/2006	1,500,000	1,496,280
Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue
(Jefferson Health System):
5%, 5/15/2009	1,795,000	1,879,203
5%, 5/15/2009	2,310,000	2,428,526
Port Authority of Allegheny County, GAN
4%, 6/30/2006 (LOC; PNC Bank)	2,300,000	2,318,170
Temple University of the Commonwealth
System of Higher Education,
University Funding Obligations
4%, 4/28/2006	2,125,000	2,138,728
Rhode Island—.5%
Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%, 9/1/2006 (LOC; Fleet National Bank)	1,165,000	1,164,115

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

South Carolina—.5%
College of Charleston,
Higher Education Facilities Revenue
4%, 10/1/2005 (Insured; FGIC)	1,145,000	1,145,034
Tennessee—2.5%
The Health, Educational and Housing Facility
Board of the County of Shelby, Revenue
(Baptist Memorial Health Care)
5%, 10/1/2008	2,000,000	2,088,280
Johnson City Power Board, Electric System, RAN
3.50%, 9/1/2010	3,360,000	3,327,139
Texas—1.0%
North Central Texas Health Facility Development Corp.,
Revenue (Baylor Health Care System Project)
5.50%, 5/15/2007	2,000,000	2,067,700
Utah—1.1%
Utah Board of Regents, Student Loan Revenue
5%, 5/1/2006	2,310,000	2,333,123
Virginia—11.6%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 10/1/2009	3,000,000	3,102,930
Fairfax County Economic Development Authority, RRR:
5.85%, 2/1/2006 (Insured; AMBAC)	4,000,000	4,038,320
6.05%, 2/1/2009 (Insured; AMBAC)	3,000,000	3,239,220
Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue
(Medicorp Health System)
5%, 8/15/2006	1,665,000	1,691,607
Hopewell, Public Improvement
5%, 7/15/2009	3,250,000	3,332,127
Roanoke Industrial Development Authority, HR
(Carilion Health System)
4%, 7/1/2006 (Insured; MBIA)	3,235,000	3,260,589
Southwest Virginia Regional Jail Authority,
Jail Facilities GAN
3%, 9/1/2006 (Insured; MBIA)	4,000,000	4,000,240

T h e F u n d 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Virginia (continued)
York County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 7/1/2009	2,000,000	2,068,620
Washington—1.0%
Washington, COP
(Department of Ecology)
4.50%, 4/1/2008 (Insured; AMBAC)	1,000,000	1,031,150
Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%, 7/1/2009	1,000,000	1,086,680
Wisconsin—3.1%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed:
5.50%, 6/1/2006	2,000,000	2,023,800
5.50%, 6/1/2010	1,500,000	1,596,525
Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	2,000,000	1,964,880
Wisconsin Health and Educational Facilities Authority,
Revenue
(Froedtert and Community Health, Inc. Obligated Group)
5%, 4/1/2010	1,000,000	1,060,490
U.S. Related—3.5%
Puerto Rico Highways and Transportation Authority,
Highway Revenue
5%, 7/1/2010 (Insured; FGIC)	2,500,000	2,678,025
Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	4,605,000	4,687,107
Total Long-Term Municipal Investments
(cost $211,662,647)		210,979,957

Short-Term Municipal Investment—1.9%

Puerto Rico Government Development Bank, CP
3.45%, 1/30/2006
(cost $4,000,000)	4,000,000	4,000,760

Total Investments (cost $215,662,647)	100.8%	214,980,717
Liabilities, Less Cash and Receivables	(.8%)	(1,729,487)
Net Assets	100.0%	213,251,230

14

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance
GIC	Guaranteed Investment Contract

T h e F u n d 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	20.4
AA	Aa	AA	24.1
A	A	A	31.6
BBB	Baa	BBB	13.1
BB	Ba	BB	.3
F1	MIG1/P1	SP1/A1	6.2
Not Rated [a]	Not Rated [a]	Not Rated [a]	4.3
			100.0
†	Based on total investments.
[a]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager
	to be of comparable quality to those rated securities in which the fund may invest.
[b]	At September 30, 2005, the fund had $57,392,638 or 26.9% of net assets invested in securities whose payment of
	principal and interest is dependent upon revenues from health care projects.
See notes to financial statements.

16

STATEMENT	OF	ASSETS	AND LIABILITIES
September 30, 2005	(Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				215,662,647	214,980,717
Interest receivable					2,878,511
Receivable for shares of Beneficial Interest subscribed					135,240
Prepaid expenses					26,760
					218,021,228

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					129,781
Cash overdraft due to Custodian					4,321,205
Payable for shares of Beneficial Interest redeemed					270,372
Accrued expenses					48,640
					4,769,998

Net Assets ($)					213,251,230

Composition of Net Assets ($):
Paid-in capital					219,582,676
Accumulated undistributed investment income—net					12,078
Accumulated net realized gain (loss) on investments					(5,661,594)
Accumulated net unrealized appreciation
(depreciation) on investments					(681,930)

Net Assets ($)					213,251,230

Net Asset Value Per Share
		Class A	Class B	Class D	Class P

Net Assets ($)		12,517,147	1,225,048	198,191,044	1,317,991
Shares Outstanding		989,290	96,803	15,660,113	104,095

Net Asset Value Per Share ($)		12.65	12.66	12.66	12.66

See notes to financial statements.
T h e F u n d 17

STATEMENT	OF OPERATIONS
Six Months Ended	September 30, 2005 (Unaudited)

Investment Income ($):
Interest Income		3,543,736
Expenses:
Management fee—Note 3(a)		566,589
Distribution fees—Note 3(b)		110,530
Shareholder servicing costs—Note 3(c)		97,663
Professional fees		29,944
Registration fees		27,897
Custodian fees		13,968
Prospectus and shareholders' reports		13,675
Trustees' fees and expenses—Note 3(d)		3,658
Loan commitment fees—Note 2		684
Miscellaneous		18,263
Total Expenses		882,871
Investment Income—Net		2,660,865

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments		(218,345)
Net unrealized appreciation (depreciation) on investments		271,676
Net Realized and Unrealized Gain (Loss) on Investments		53,331
Net Increase in Net Assets Resulting from Operations		2,714,196

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005	Year Ended
	(Unaudited)	March 31, 2005

Operations ($):
Investment income—net	2,660,865	6,290,821
Net realized gain (loss) on investments	(218,345)	490,175
Net unrealized appreciation
(depreciation) on investments	271,676	(6,283,674)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,714,196	497,322

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(150,212)	(269,089)
Class B shares	(10,720)	(28,578)
Class D shares	(2,475,544)	(5,898,420)
Class P shares	(21,263)	(81,528)
Net realized gain on investments:
Class A shares	—	(3,316)
Class B shares	—	(536)
Class D shares	—	(62,275)
Class P shares	—	(866)
Total Dividends	(2,657,739)	(6,344,608)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	8,016,988	9,649,536
Class B shares	18,110	1,453,808
Class D shares	12,125,210	37,417,895
Class P shares	98,000	1,061,020
Dividends reinvested:
Class A shares	142,494	244,599
Class B shares	8,344	22,365
Class D shares	2,114,452	5,115,704
Class P shares	11,995	66,381
Cost of shares redeemed:
Class A shares	(8,909,673)	(5,919,013)
Class B shares	(596,928)	(939,271)
Class D shares	(39,360,667)	(90,739,470)
Class P shares	(1,630,610)	(1,800,774)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(27,962,285)	(44,367,220)
Total Increase (Decrease) in Net Assets	(27,905,828)	(50,214,506)

Net Assets ($):
Beginning of Period	241,157,058	291,371,564
End of Period	213,251,230	241,157,058
Undistributed investment income—net	12,078	—

T h e F u n d 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2005	Year Ended
	(Unaudited)	March 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	632,622	756,397
Shares issued for dividends reinvested	11,247	19,166
Shares redeemed	(702,612)	(463,653)
Net Increase (Decrease) in Shares Outstanding	(58,743)	311,910

Class B [a]
Shares sold	1,430	113,698
Shares issued for dividends reinvested	658	1,752
Shares redeemed	(47,090)	(73,571)
Net Increase (Decrease) in Shares Outstanding	(45,002)	41,879

Class D
Shares sold	956,651	2,925,838
Shares issued for dividends reinvested	166,797	400,555
Shares redeemed	(3,104,920)	(7,102,179)
Net Increase (Decrease) in Shares Outstanding	(1,981,472)	(3,775,786)

Class P
Shares sold	7,729	82,634
Shares issued for dividends reinvested	946	5,195
Shares redeemed	(128,628)	(141,078)
Net Increase (Decrease) in Shares Outstanding	(119,953)	(53,249)

[a] During the period ended September 30,2005, 12,053 Class B shares representing $152,888 were automatically converted to 12,055 Class A shares and during the period ended March 31, 2005, 17,868 Class B shares representing $227,135 were automaticaly converted to 17,869 class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2005	Year Ended March 31,

Class A Shares	(Unaudited)	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	12.65	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.14	.28	.33	.02
Net realized and unrealized gain
(loss) on investments	—	(.28)	(.05)	(.08)
Total from Investment Operations	.14	.00	.28	(.06)
Distributions:
Dividends from investment
income—net	(.14)	(.28)	(.33)	(.02)
Dividends from net realized gain
on investments	—	(.00)[c]	—	—
Total Distributions	(.14)	(.28)	(.33)	(.02)
Net asset value, end of period	12.65	12.65	12.93	12.98

Total Return (%) [d]	1.13[e]	.04	2.17	(.46)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[f]	.86	.87	1.14
Ratio of net expenses
to average net assets	.89[f]	.86	.87	1.14
Ratio of net investment income
to average net assets	2.25[f]	2.20	2.47	3.25
Portfolio Turnover Rate	23.73[e]	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	12,517	13,259	9,516	102
[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

T h e F u n d 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2005	Year Ended March 31,

Class B Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	12.65	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.09	.18	.22	.01
Net realized and unrealized gain
(loss) on investments	.01	(.28)	(.05)	(.08)
Total from Investment Operations	.10	(.10)	.17	(.07)
Distributions:
Dividends from investment
income—net	(.09)	(.18)	(.22)	(.01)
Dividends from net realized gain
on investments	—	(.00)[c]	—	—
Total Distributions	(.09)	(.18)	(.22)	(.01)
Net asset value, end of period	12.66	12.65	12.93	12.98

Total Return (%) [d]	.80[e]	(.74)	1.35	(.50)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.65	1.69	1.83[f]
Ratio of net expenses
to average net assets	1.70[f]	1.65	1.69	1.83[f]
Ratio of net investment income
to average net assets	1.44[f]	1.42	1.67	1.91[f]
Portfolio Turnover Rate	23.73[e]	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	1,225	1,795	1,292	106
[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

22

Six Months Ended
September 30, 2005			Year Ended March 31,

Class D Shares	(Unaudited)	2005	2004	2003[a]	2002[b]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.66	12.93	12.98	12.91	13.01	12.81
Investment Operations:
Investment income—net	.15[c]	.30[c]	.35[c]	.43[c]	.52[c]	.55
Net realized and unrealized
gain (loss) on investments	—	(.27)	(.05)	.08	(.10)	.20
Total from Investment Operations .15		.03	.30	.51	.42	.75
Distributions:
Dividends from investment
income—net	(.15)	(.30)	(.35)	(.44)	(.52)	(.55)
Dividends from net realized
gain on investments	—	(.00)[d]	—	(.00)[d]	—	—
Total Distributions	(.15)	(.30)	(.35)	(.44)	(.52)	(.55)
Net asset value,
end of period	12.66	12.66	12.93	12.98	12.91	13.01

Total Return (%)	1.19[e]	.26	2.31	3.99	3.24	5.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76[f]	.74	.75	.72	.69	.71
Ratio of net expenses
to average net assets	.76[f]	.74	.75	.72	.69	.71
Ratio of net investment income
to average net assets	2.36[f]	2.34	2.68	3.34	3.98	4.26
Portfolio Turnover Rate	23.73[e]	33.55	38.06	77.91	54.94	37.77

Net Assets, end of period
($ x 1,000)	198,191	223,267	276,976	321,379	356,127	280,379

[a] The fund commenced offering four classes of shares on March 12, 2003.The existing shares were redesignated
Class D shares and the fund added Class A, Class B and Class P.
[b] As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended March 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.96% to 3.98%. Per share data and ratios/supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Amount represents less than $.01 per share.
[e] Not annualized.
[f] Annualized.

See notes to financial statements.

T h e F u n d 23

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2005	Year Ended March 31,

Class P Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	12.66	12.94	12.98	13.06
Investment Operations:
Investment income—net [b]	.15	.28	.32	.02
Net realized and unrealized gain
(loss) on investments	(.01)	(.28)	(.03)	(.08)
Total from Investment Operations	.14	.00	.29	(.06)
Distributions:
Dividends from investment
income—net	(.14)	(.28)	(.33)	(.02)
Dividends from net realized
gain on investments	—	(.00)[c]	—	—
Total Distributions	(.14)	(.28)	(.33)	(.02)
Net asset value, end of period	12.66	12.66	12.94	12.98

Total Return (%)	1.12[d]	.04	2.24	(.45)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	.87	.87	.94[e]
Ratio of net expenses
to average net assets	.92[e]	.87	.87	.94[e]
Ratio of net investment income
to average net assets	2.25[e]	2.21	2.41	2.90[e]
Portfolio Turnover Rate	23.73[d]	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	1,318	2,837	3,587	1

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

24

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class P. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class P shares are sold at net asset value per share with a minimum initial investment of $100,000. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

T h e F u n d 25

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

26

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,443,249 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2005. If not applied, $5,399,245 of the carryover expires in fiscal 2011 and $44,004 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2005 were as follows: tax exempt income $6,277,615 and ordinary income $66,993.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2005, the fund did not borrow under the Facility.

T h e F u n d 27

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed with respect to Class D shares, 1 1 / 2 % of the value of the fund’s average daily net assets, attributable to Class D shares, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended September 30, 2005, there was no expense reimbursement pursuant to the Agreement.

28

During the period ended September 30, 2005, the Distributor retained $20,449 earned from commissions on sales of the fund’s Class A shares and $3,712 from contingent deferred sales charges on redemptions on the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .10% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2005, Class B and Class D shares were charged $5,591 and $104,939, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class P shares pay the distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class P shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2005, Class A, Class B and Class P shares were charged $16,714, $1,864 and $2,370, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2005, the fund was charged $64,356 pursuant to the transfer agency agreement.

During the period ended September 30, 2005, the fund was charged $1,847 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $88,577, Rule 12b-1 distribution plan fees $17,230, shareholder services plan fees $3,103, compliance officer fees $929 and transfer agency per account fees $19,942.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2005, amounted to $52,963,701 and $81,673,978, respectively.

At September 30, 2005, accumulated net unrealized depreciation on investments was $681,930, consisting of $322,685 gross unrealized appreciation and $1,004,615 gross unrealized depreciation.

At September 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

T h e F u n d 29

For More	Information

Dreyfus Premier	Transfer Agent &
Short-Intermediate	Dividend Disbursing Agent
Municipal Bond Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 29, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 29, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)